Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,800,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,596.28
Total Offset Amount	0.00
Net Fee	2,596.28
Narrative - Max Aggregate Offering Price	$ 18,800,000.00
Final Prospectus	true